UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

Alpha Architect ETF Trust

213 Foxcroft Road

Broomall, PA 19008

215-882-9983

Date of fiscal year end: September 30, 2021

Date of reporting period: September 30, 2021

Item 1. Reports to Stockholders.

Freedom Day Dividend ETF

Annual Report

September 30, 2021

FREEDOM DAY DIVIDEND ETF

FREEDOM DAY DIVIDEND ETF

LETTER TO SHAREHOLDERS

SEPTEMBER 30, 2021

Dear Freedom Day Dividend ETF Shareholders,	November 22, 2021

Thank you for your investment in the Freedom Day Dividend ETF (“MBOX” or the “Fund”). The information presented in this letter relates to the operations of the Fund for its fiscal period beginning on its inception (May 5, 2021) through September 30, 2021 (“FY 2021”).

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in equity securities that the Sub-Adviser (Freedom Day Solutions, LLC) believes have the potential to provide rising dividend income streams to the Fund over time.

For FY 2021, MBOX was down 0.54% at its market price and down 0.69% at net asset value (NAV). For FY 2021, MBOX underperformed the Solactive GBS United States 1000 NTR Index, which returned 3.95%.

I am very pleased, but never satisfied, with our portfolio’s performance. Since the Fund’s launch, overall market conditions presented plenty of unusual opportunities along with considerable risk for equity investors, with many broad indexes observed at extreme valuations. Markets remain, in our view, quite expensive. As an active manager focused exclusively on dividend growth companies, we are not distracted by either of those crowds. We are more than comfortable owning companies we believe to be high quality companies with growing dividends, balanced across sectors.

The best and worst securities listed below are based on their contribution to the Fund’s return over the past twelve months, taking into consideration the weighting of each security.

The best performing security in the Fund’s portfolio during the period was Eli Lilly & Co, which was up 19.13%. The second-best performing security was Insperity Inc., which was up 25.79% during the period. The third best performing security for the period was Garmin Ltd., which was up 9.23% during the period.

The worst performing security in the Fund’s portfolio during the period was Leggett & Platt Inc., which was down 17.61%. The second worst performing security was HP Inc., which was down 22.07% for the period. The third worst performing security was Amgen Inc, which was down 15.12% for the period.

MBOX distributed income to shareholders on a quarterly basis.

Please note, returns of the best/worst performers cited above reflect the returns of the stocks during the time period held by the Fund, which was not necessary for the entire fiscal period.

We appreciate your continued investment in the Fund.

Sincerely,

/s/ Ryan Krueger

Ryan Krueger

Chief Investment Officer

FREEDOM DAY DIVIDEND ETF

LETTER TO SHAREHOLDERS

SEPTEMBER 30, 2021

Investing involves risk. Principal loss is possible.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted.

Shares are bought and sold at market price (not at net asset value (“NAV”)), and are not individually redeemed from the Funds. Market price returns are based upon the midpoint of the bid/ask spread at the close of the exchange and does not represent the returns an investor would receive if shares were traded at other times. Brokerage commissions will reduce returns. NAVs are calculated using prices as of the close of regular trading on the exchange, normally 4:00 p.m. Eastern Time.

ETFs may trade at a premium or discount to their net asset value. Redemptions are limited and often brokerage commissions are charged on each trade which may reduce returns.

The Fund invests in dividend paying companies and may hold securities of companies that have historically paid a high dividend yield. Those companies may reduce or discontinue their dividends, thus reducing the yield of the Fund. Low priced securities in the Fund may be more susceptible to these risks. Past dividend payments are not a guarantee of future dividend payments.

Some sectors of the economy and individual issuers have experienced particularly large losses due to economic trends, adverse market movements and global health crises. This may adversely affect the value and liquidity of the Fund’s investments especially if the fund concentrates its investments in the securities of a particular issuer, industry or sector.

Any offering must be preceded or accompanied by a prospectus.

Opinions expressed are subject to change at any time, are not guaranteed, and should not be considered investment advice. Current and future portfolio holdings are subject to change and risk. Please refer to the Schedule of Investments contained in this report for a full listing of Fund holdings.

The Fund is actively managed and does not seek to replicate a specified index. The Fund is subject to the following principal risks, among others:

Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. You may lose money by investing in the Fund.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments.

High Dividend Style Risk. While the Fund may hold securities of companies that have historically paid a high dividend yield or the Sub-Adviser determines appears likely to pay a high dividend in the future, those companies may reduce or discontinue their dividends. Past dividend payments are not a guarantee of future dividend payments

P:	(855) 731-7526
A:	8401 Westview Dr. | Houston, Texas 77055
E:	connect@freedomdaysolutions.com

FREEDOM DAY DIVIDEND ETF

LETTER TO SHAREHOLDERS

SEPTEMBER 30, 2021

Mid-Capitalization Companies Risk. Investing in mid-capitalization companies may be more vulnerable to adverse market or economic developments and have greater volatility or trade in lower volume than large-capitalization companies.

Management Risk. The Fund is actively managed and may not meet its investment objective.

Quantitative Security Selection Risk. Data for some companies may be less available and/or less current than data for companies in other markets. The Sub-Adviser uses quantitative models, and its processes could be adversely affected if erroneous or outdated data is utilized.

Concentration Risk. The Fund may be susceptible to an increased risk of loss to the extent that the Fund may, from time to time, concentrate its investments in the securities of a particular issuer or issuers, industry, group of industries, sector, or asset class.

P:	(855) 731-7526
A:	8401 Westview Dr. | Houston, Texas 77055
E:	connect@freedomdaysolutions.com

FREEDOM DAY DIVIDEND ETF

LETTER TO SHAREHOLDERS

SEPTEMBER 30, 2021

Please refer to the prospectus for additional risk information.

The Solactive GBS United States 1000 Index intends to track the performance of the largest 1000 companies from the US stock market and is based on the Solactive Global Benchmark Series. Constituents are selected based on company market capitalization and weighted by free float market capitalization. The index is calculated as a net total return index in USD and is reconstituted quarterly.

The Fund is distributed by Quasar Distributors, LLC.

P:	(855) 731-7526
A:	8401 Westview Dr. | Houston, Texas 77055
E:	connect@freedomdaysolutions.com

FREEDOM DAY DIVIDEND ETF

Growth of $10,000 (Unaudited)

Average Annual Return*
Since Inception (May 5, 2021)
Freedom Day Dividend ETF	(0.69%)
Solactive GBS United States 1000 NTR Index	3.95%

See “Index Overview” section for a description of the Index.

*	This chart assumes an initial gross investment of $10,000 made on May 5, 2021. Returns shown include the reinvestment of all dividends. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

Tabular Presentation of Schedule of Investments

As of September 30, 2021 (Unaudited)

Freedom Day Dividend ETF

Sector[1]	% of Net Assets
Manufacturing	46.0%*
Finance and Insurance	20.7%
Retail Trade	10.5%
Information	5.7%
Professional, Scientific, and Technical Services	2.5%
Mining, Quarrying, and Oil and Gas Extraction	2.5%
Transportation and Warehousing	2.3%
Information Technology	2.1%
Real Estate, Rental, and Leasing	2.0%
Wholesale Trade	1.8%
Accommodation and Food Services	1.7%
Utilities	1.4%
Money Market Funds	0.8%
Other Assets (a)	0.0%
Total	100.0%

(a)	less than 0.05%

1.	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.

*	For purposes of the Fund’s compliance with its concentration limits, the Fund uses various sub-classifications, and none of the Fund’s holdings in the sub-classifications exceed 25% of the Fund’s total assets.

FREEDOM DAY DIVIDEND ETF

INDEX OVERVIEW (UNAUDITED)

SEPTEMBER 30, 2021

Solactive GBS United States 1000 NTR Index

The Solactive GBS United States 1000 Index intends to track the performance of the largest 1000 companies from the US stock market and is based on the Solactive Global Benchmark Series. Constituents are selected based on company market capitalization and weighted by free float market capitalization. The index is calculated as a net total return index in USD and is reconstituted quarterly.

Freedom Day Dividend ETF
Schedule of Investments

September 30, 2021

Shares		Value
COMMON STOCKS - 97.2%
Activities Related to Credit Intermediation - 2.1%
2,886	Automatic Data Processing, Inc.	$576,969
Audio and Video Equipment Manufacturing - 2.0%
9,309	Nintendo Co., Ltd. ADR (a)	551,558
Bakeries and Tortilla Manufacturing - 1.7%
20,112	Flowers Foods, Inc.	475,247
Beverage Manufacturing - 2.6%
4,773	PepsiCo, Inc.	717,907
Building Material and Supplies Dealers - 2.6%
2,147	The Home Depot, Inc.	704,774
Cable and Other Subscription Programming - 2.0%
9,789	Comcast Corp.	547,499
Clay Product and Refractory Manufacturing - 1.4%
7,111	Masco Corp.	395,016
Communications Equipment Manufacturing - 4.3%
10,490	Cisco Systems, Inc.	570,971
3,820	Garmin Ltd. ADR	593,857
		1,164,828
Computer and Peripheral Equipment Manufacturing - 1.4%
13,773	HP, Inc.	376,829
Depository Credit Intermediation - 4.1%
3,663	JPMorgan Chase & Co.	599,597
8,103	Toronto-Dominion Bank ADR	536,013
		1,135,610
Electrical Equipment and Component Manufacturing - 1.8%
2,775	3M Co.	486,790
Electronics and Appliance Stores - 1.8%
4,773	Best Buy Co., Inc.	504,554
Fabricated Metal Product Manufacturing - 1.5%
5,678	Sturm Ruger & Co., Inc.	418,923
Financial Investment Activities - 4.2%
666	BlackRock, Inc.	558,547
2,997	T Rowe Price Group, Inc.	589,510
		1,148,057
Food Manufacturing - 2.3%
5,217	The J.M. Smucker Co.	626,196
Grocery Stores - 2.2%
14,874	The Kroger Co.	601,356
Hardware, and Plumbing and Heating Equipment and Supplies Merchant Wholesalers - 1.8%
1,887	Watsco, Inc.	499,338
Information Services - 1.8%
1,140	S&P Global, Inc.	484,374
Insurance Carriers - 6.8%
3,663	Cincinnati Financial Corp.	418,388
8,991	Fidelity National Financial, Inc.	407,652
5,661	The Progressive Corp.	511,698
1,332	UnitedHealth Group, Inc.	520,466
		1,858,204
Lawn and Garden Equipment and Supplies Stores - 1.9%
2,557	Tractor Supply Co.	518,074

The accompanying notes are an integral part of these financial statements.

Freedom Day Dividend ETF
Schedule of Investments

September 30, 2021

Shares		Value
Management, Scientific, and Technical Consulting Services - 2.5%
6,216	Insperity, Inc.	$688,360
Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 4.8%
5,022	Abbott Laboratories	593,249
3,330	L3Harris Technologies, Inc.	733,399
		1,326,648
Nondepository Credit Intermediation - 1.7%
4,244	Federal Agricultural Mortgage Corp.	460,559
Oil and Gas Extraction - 2.5%
8,439	EOG Resources, Inc.	677,398
Pharmaceutical and Medicine Manufacturing - 10.8%
4,884	AbbVie, Inc.	526,837
2,220	Amgen, Inc.	472,083
8,789	Bristol-Myers Squibb Co.	520,045
3,336	Eli Lilly & Co.	770,783
4,218	Johnson & Johnson	681,207
		2,970,955
Pipeline Transportation of Natural Gas - 3.7%
22,657	Kinder Morgan, Inc.	379,052
13,140	TC Energy Corp. ADR	631,903
		1,010,955
Radio and Television Broadcasting - 1.6%
2,894	Nexstar Media Group, Inc.	439,772
Restaurants and Other Eating Places - 1.7%
999	Domino’s Pizza, Inc.	476,483
Semiconductor and Other Electronic Component Manufacturing - 6.8%
1,221	Broadcom, Inc.	592,100
9,812	Intel Corp.	522,783
3,885	Texas Instruments, Inc.	746,736
		1,861,619
Soap, Cleaning Compound, and Toilet Preparation Manufacturing - 2.1%
4,107	Procter & Gamble Co.	574,159
Sugar and Confectionery Product Manufacturing - 1.9%
8,991	Mondelez International, Inc.	523,096
Tobacco Manufacturing - 1.4%
8,613	Altria Group, Inc.	392,064
Transportation Equipment Manufacturing - 1.9%
1,463	Lockheed Martin Corp.	504,881
Ventilation, Heating, Air-Conditioning, and Commercial Refrigeration Equip Manufacturing - 1.5%
6,781	A. O. Smith Corp.	414,116
Wired and Wireless Telecommunications Carriers - 2.0%
9,910	Verizon Communications, Inc.	535,239
	TOTAL COMMON STOCKS (Cost $27,197,361)	26,648,407

REAL ESTATE INVESTMENT TRUSTS - 1.9%
2,023	American Tower Corp.	536,924
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $558,529)	536,924

The accompanying notes are an integral part of these financial statements.

Freedom Day Dividend ETF
Schedule of Investments

September 30, 2021

Shares		Value
MONEY MARKET FUNDS - 0.8%
210,658	First American Government Obligations Fund - Class X, 0.03% (b)	$210,658
	TOTAL MONEY MARKET FUNDS (Cost $210,658)	210,658

	TOTAL INVESTMENTS (Cost $27,966,548) - 99.9%	27,395,989
	Other Assets in Excess of Liabilities - 0.1%	24,659
	TOTAL NET ASSETS - 100.0%	$27,420,648

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt

(a)	Non-Income producing security.
(b)	Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these financial statements.

FREEDOM DAY DIVIDEND ETF

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2021

Freedom Day Dividend ETF
Assets:
Investments, at value	$27,395,989
Dividends and interest receivable	33,261
Total assets	27,429,250
Liabilities:
Accrued investment advisory fees	8,602
Total liabilities	8,602
Net Assets	$27,420,648

Net Assets Consist of:
Capital stock	$28,149,579
Total distributable earnings	(728,931)
Net Assets:	$27,420,648

Calculation of Net Asset Value Per Share:
Net Assets	$27,420,648
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	1,110,000
Net Asset Value per Share	$24.70

Cost of Investments	$27,966,548

The accompanying notes are an integral part of these financial statements.

FREEDOM DAY DIVIDEND ETF

STATEMENT OF OPERATIONS

For the Period Ended September 30, 2021

Freedom Day Dividend ETF(1)
Investment Income:
Dividend income	$189,272
Interest income	9
Total investment income	189,281

Expenses:
Investment advisory fees	28,254
Total expenses	28,254

Net investment income	161,027

Realized and Unrealized Loss on Investments:
Net realized loss on:
Investments	(203,874)
Foreign currency	(25)
(203,899)
Net change in unrealized depreciation on:
Investments	(570,559)
(570,559)
Net realized and unrealized loss on investments:	(774,458)
Net decrease in net assets resulting from operations	$(613,431)

(1)	The Fund commenced operations on May 5, 2021.

The accompanying notes are an integral part of these financial statements.

FREEDOM DAY DIVIDEND ETF

STATEMENT OF CHANGES IN NET ASSETS

Freedom Day Dividend ETF
Period Ended September 30, 2021(1)
Decrease in Net Assets from:
Operations:
Net investment income	$161,027
Net realized loss on investments	(203,899)
Net change in unrealized depreciation on investments	(570,559)
Net decrease in net assets resulting from operations	(613,431)

Distributions to Shareholders:
Net investment income	(115,500)
Total distributions	(115,500)

Capital Share Transactions:
Proceeds from shares sold	28,149,579
Payments for shares redeemed	-
Net increase in net assets from net change in capital share transactions	28,149,579
Total increase (decrease) in net assets	27,420,648
Net Assets:
Beginning of Period	-
End of Period	$27,420,648

Changes in Shares Outstanding
Shares outstanding, beginning of period	-
Shares sold	1,110,000
Shares repurchased	-
Shares outstanding, end of period	1,110,000

(1)	The Fund commenced operations on May 5, 2021.

The accompanying notes are an integral part of these financial statements.

FREEDOM DAY DIVIDEND ETF

FINANCIAL HIGHLIGHTS

September 30, 2021

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Total Distributions	Net Asset Value, End of Period
Freedom Day Dividend ETF
May 5, 2021(6) to September 30, 2021	$25.00	0.23	(0.40)	(0.17)	(0.13)	(0.13)	$24.70

FREEDOM DAY DIVIDEND ETF

FINANCIAL HIGHLIGHTS (CONTINUED)

September 30, 2021

	Total Return(2)	Net Assets, End of Period (000’s)	Net Expenses(3)(4)	Net Investment Income(3)	Portfolio Turnover Rate(5)
Freedom Day Dividend ETF
May 5, 2021(6) to September 30, 2021	(0.69%)	$27,421	0.39%	2.22%	15%

(1)	Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout the period.
(2)	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
(3)	For periods of less than one year, these ratios are annualized.
(4)	Net expenses include effects of any reimbursement or recoupment.
(5)	Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year.
(6)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

FREEDOM DAY DIVIDEND ETF

NOTES TO THE FINANCIAL STATEMENTS

SEPTEMBER 30, 2021

NOTE 1 – ORGANIZATION

Freedom Day Dividend ETF (the “Fund”) is a series of the Alpha Architect ETF Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered diversified under the 1940 Act. The Fund commenced operations on May 5, 2021. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to seek dividend growth.

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in equity securities that the Sub-Adviser (Freedom Day Solutions, LLC) believes have the potential to provide rising dividend income streams to the Fund over time.

Shares of the Freedom Day Dividend ETF are listed and traded on the NYSE ARCA Exchange, Inc. (“NYSE”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. The standard transaction fee, which is payable to the Trust’s custodian, typically applies to in-kind purchases of the Fund effected through the clearing process on any business day, regardless of the number of Creation Units purchased or redeemed that day (“Standard Transaction Fees”). Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions fees. Certain fund deposits consisting of cash-in-lieu or cash value may be subject to a variable charge (“Variable Transaction Fees”), which is payable to the Fund, of up to 2.00% of the value of the order in addition to the Standard Transaction Fees. Variable Transaction Fees received by the Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

Because, among other things, the Fund imposes transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by the Fund in effecting trades, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Fund’s Shares.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.	Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

FREEDOM DAY DIVIDEND ETF

NOTES TO THE FINANCIAL STATEMENTS

SEPTEMBER 30, 2021

Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of September 30, 2021, the Fund did not hold any securities valued by an investment committee.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Freedom Day Dividend ETF Assets*
Common Stocks	$26,648,407	$-	$-	$26,648,407
Real Estate Invesment Trusts	536,924	-	-	536,924
Money Market Funds	210,658	-	-	210,658
Total Investments in Securities	$27,395,989	$-	$-	$27,395,989

*	For further detail on each asset class, see the Schedule of Investments.

During the fiscal period ended September 30, 2021, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

FREEDOM DAY DIVIDEND ETF

NOTES TO THE FINANCIAL STATEMENTS

SEPTEMBER 30, 2021

B.	Risks. Markets may perform poorly and the returns from the securities in which the Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

Foreign securities may underperform U.S. securities and may be more volatile than U.S. securities. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) and to securities of issuers with significant exposure to foreign markets include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices, political instability and expropriation and nationalization risks.

The risks of foreign securities typically are greater in emerging and less developed markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. These securities markets may be less developed and securities in those markets are generally more volatile and less liquid than those in developed markets. Investing in emerging market countries may involve substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; different clearing and settlement procedures and custodial services; and currency blockages or transfer restrictions. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

The global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

C.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “Change in Net Unrealized Appreciation (Depreciation) – Foreign Currency,” respectively.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

FREEDOM DAY DIVIDEND ETF

NOTES TO THE FINANCIAL STATEMENTS

SEPTEMBER 30, 2021

D.	Federal Income Taxes. The Fund intends to continue to comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, as necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the fiscal period ended September 30, 2021, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal period ended September 30, 2021, the Fund did not have liabilities for any unrecognized tax benefits. The Fund would/will recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the fiscal period ended September 30, 2021, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. taxing authorities for the tax periods since the Fund’s commencement of operations.

The Fund may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which the Fund invests. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of withholding taxes on foreign dividends and taxes on unrealized gains.

E.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions to shareholders from net investment income for the Fund are declared and paid on a quarterly basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

F.	Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

G.	Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

J.	Guarantees and Indemnifications. In the normal course of business, the Fund enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

FREEDOM DAY DIVIDEND ETF

NOTES TO THE FINANCIAL STATEMENTS

SEPTEMBER 30, 2021

K.	Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Fund’s realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital. For the fiscal period ended September 30, 2021 the following table shows the reclassifications made:

	Undistributed Net Investment Gain (Loss)	Accumulated Net Realized Gain (Loss)	Paid in Capital
Freedom Day Dividend ETF	(56)	56	-

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses.

Freedom Day Solutions, LLC (the “Sub-Adviser”) serves as a non-discretionary investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Fund, subject to the overall supervision and oversight of the Adviser and the Board.

At a Board meeting held on April 30, 2021, the Board of Trustees of the Trust (the “Trustees”) including each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act, approved the Advisory Agreement and the Sub-Advisory Agreement. Per the Advisory Agreement, the Fund pays an annual rate of 0.39% to the Adviser monthly based on average daily net assets. A description of the Board’s consideration is included in this report.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the fiscal period ended September 30, 2021, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Freedom Day Dividend ETF	$2,901,875	$2,929,752

For the fiscal period ended September 30, 2021, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
Freedom Day Dividend ETF	$27,990,620	$-

FREEDOM DAY DIVIDEND ETF

NOTES TO THE FINANCIAL STATEMENTS

SEPTEMBER 30, 2021

For the fiscal period ended September 30, 2021, short term and long-term gains on in-kind transactions were as follows:

	Short Term	Long Term
Freedom Day Dividend ETF	$0	$0

There were no purchases or sales of U.S. Government securities during the period.

NOTE 5 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes at September 30, 2021 were as follows:

Freedom Day Dividend ETF
Tax cost of Investments	$27,977,962
Gross tax unrealized appreciation	420,972
Gross tax unrealized depreciation	(1,002,945)
Net tax unrealized appreciation (depreciation)	$(581,973)
Undistributed ordinary income	45,471
Undistributed long-term gain	-
Total distributable earnings	45,471
Other accumulated gain (loss)	(192,429)
Total accumulated gain (loss)	$(728,931)

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in REITs, partnerships, passive foreign investment companies and wash sales. Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the period ended September 30, 2021, the Fund did not defer any qualified late year losses or post-October losses.

At September 30, 2021, the Fund had the following capital loss carryforwards

	Unlimited Short-Term	Unlimited Long-Term
Freedom Day Dividend ETF	(192,429)	-

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the fiscal period ended September 30, 2021, was as follows:

Fiscal Period Ended September 30, 2021
Ordinary Income
Freedom Day Dividend ETF	115,500

FREEDOM DAY DIVIDEND ETF

NOTES TO THE FINANCIAL STATEMENTS

SEPTEMBER 30, 2021

NOTE 7 – OTHER INFORMATION

Effective March 31, 2021, Foreside Financial Group, LLC (“Foreside”) acquired Quasar Distributors, LLC (“Quasar”), the Fund’s distributor, from U.S. Bancorp. As a result of the acquisition, Quasar became a wholly-owned broker-dealer subsidiary of Foreside and is no longer affiliated with U.S. Bancorp. The Board of Trustees of the Trust has approved a new Distribution Agreement to enable Quasar to continue serving as the Fund’s distributor.

On July 7, 2021, Foreside Financial Group, LLC (“Foreside”), the parent company of Quasar Distributors, LLC (“Quasar”), the Fund’s distributor, announced that it had entered into a definitive purchase and sale agreement with Genstar Capital (“Genstar”) such that Genstar would acquire a majority stake in Foreside. The transaction closed at the end of the third quarter of 2021. Quasar will remain the Fund’s distributor, as approved by the Board on September 15, 2021.

NOTE 8 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through date the financial statements were issued. There were no transactions that occurred during the period subsequent to September 30, 2021, that materially impacted the amounts or disclosures in the Fund’s financial statements.

On October 1, 2021 the Board approved the use of securities lending by the Fund. The Fund may make secured loans of its portfolio securities; however, securities loans will not be made if, as a result, the aggregate amount of all outstanding securities loans by the Fund exceeds 33 1/3% of its total assets (including the market value of collateral received). For purposes of complying with the Fund’s investment policies and restrictions, collateral received in connection with securities loans is deemed an asset of the Fund to the extent required by law.

To the extent the Fund engages in securities lending, securities loans will be made to broker-dealers that the Adviser believes to be of relatively high credit standing pursuant to agreements requiring that the loans continuously be collateralized by cash, liquid securities, or shares of other investment companies with a value at least equal to the market value of the loaned securities. As with other extensions of credit, the Fund bears the risk of delay in the recovery of the securities and of loss of rights in the collateral should the borrower fail financially. The Fund also bears the risk that the value of investments made with collateral may decline.

For each loan, the borrower usually must maintain with the Fund’s custodian collateral with an initial market value at least equal to 102% of the market value of the domestic securities loaned (or 105% of the market value of foreign securities loaned), including any accrued interest thereon. Such collateral will be marked-to-market daily, and if the coverage falls below 100%, the borrower will be required to deliver additional collateral equal to at least 102% of the market value of the domestic securities loaned (or 105% of the foreign securities loaned).

FREEDOM DAY DIVIDEND ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Certified Public Accountants

4601 DTC BOULEVARD ● SUITE 700

DENVER, COLORADO 80237

TELEPHONE: (303) 753-1959

FAX: (303) 753-0338

www.spicerjeffries.com

To the Shareholders and

Board of Trustees of

Alpha Architect ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Freedom Day Dividend ETF (the “Fund”, a series of Alpha Architect ETF Trust, the “Trust”) as of September 30, 2021, the related statement of operations, changes in net assets, and financial highlights for the period indicated in the table below, including the related notes and schedules (collectively referred to as the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position as of September 30, 2021 and the results of operations, changes in net assets, and financial highlights, in all material respects, for the period indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statement of Operations, Changes in Net Assets, and Financial Highlights
Freedom Day Dividend ETF	Period from May 5, 2021 through September 30, 2021

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Trust’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

FREEDOM DAY DIVIDEND ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2021, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more of the investment companies within the Alpha Architect ETF Trust since 2016.

Denver, Colorado

November 22, 2021

FREEDOM DAY DIVIDEND ETF

EXPENSE EXAMPLE

SEPTEMBER 30, 2021 (UNAUDITED)

As a shareholder of the Freedom Day Dividend ETF, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held the entire period (April 1, 2021 to September 30, 2021).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period April 1, 2021 to September 30, 2021” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund’s and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. The information assumes the reinvestment of all dividends and distributions.

	Annualized Expense Ratio	Beginning Account Value May 5, 2021	Ending Account Value September 30, 2021	Expenses Paid During Period May 5, 2021 to September 30, 2021
Freedom Day Dividend ETF[1]
Actual	0.39%	$1,000.00	$993.10	$1.59
Hypothetical (5% annual return before expenses)	0.39%	1,000.00	1,023.11	1.98

1.	Freedom Day Dividend ETF commenced operations on May 05, 2021. Actual expenses paid during the period are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 149/365 (to reflect the period).

FREEDOM DAY DIVIDEND ETF

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Fund”), has adopted a liquidity risk management program (“the Program”) to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that the Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Fund’s particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of the Fund.

The Trust’s Board of Trustees has designated the Chief Executive Officer of Empowered Funds LLC (the “Adviser) as the Program Administrator, responsible for administering the Program and its policies and procedures.

At the October 1, 2021, meeting of the Board of Trustees of the Trust, the Program Administrator provided the Trustees with a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended September 30, 2021. The report concluded that the Program appeared effectively tailored to identify potential illiquid scenarios and to enable the Fund to deliver appropriate reporting. In addition, the report concluded that the Program is adequately operating and its implementation has been effective. The report reflected that there were no liquidity events that impacted the Fund’s ability to timely meet redemptions without dilution to existing shareholders. The report further described material changes that were made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

FREEDOM DAY DIVIDEND ETF

FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended September 30, 2021, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Freedom Day Dividend ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended September 30, 2021 was as follows:

Freedom Day Dividend ETF	100.00%

SHORT TERM CAPITAL GAIN

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871 (k)(2)(C) for the Fund was 0.00% (unaudited).

FREEDOM DAY DIVIDEND ETF

OFFICERS AND AFFILIATED TRUSTEE

The table below sets forth certain information about each of the Trust’s executive officers as well as its affiliated Trustee.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Wesley R. Gray 1980	Chief Executive Officer/Chief Investment Officer	Indefinite term; Trustee since 2014; CEO / CIO since 2010	CEO / CIO, Alpha Architect (Since 2010)
John R. Vogel 1983	Chief Financial Officer/Chief Investment Officer	Indefinite term; Principal Financial Officer since 2014, CFO / CIO since 2011	CFO / CIO, Alpha Architect (Since 2011)
Patrick R. Cleary 1982	Chief Operating Officer/Chief Compliance Officer	Indefinite term; CCO / COO since 2015. COO since 2014.	CCO / COO, Alpha Architect (Since 2015)

FREEDOM DAY DIVIDEND ETF

INDEPENDENT TRUSTEES

The following table sets forth certain information about the Trust’s Independent Trustees.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Daniel Dorn Born: 1975 c/o Alpha Architect Trust 213 Foxcroft Road, Broomall, PA 19008	Trustee	Since 2014	Associate Professor of Finance, Drexel University, LeBow College of Business (2003 – present)	16	None
Chukwuemeka (Emeka) O. Oguh Born: 1983 c/o Alpha Architect Trust 213 Foxcroft Road, Broomall, PA 19008	Trustee	Since 2018	Co-founder and CEO, PeopleJoy (2016 – present)	16	None
Michael S. Pagano, Ph.D., CFA Born: 1962 c/o Alpha Architect Trust 213 Foxcroft Road, Broomall, PA 19008	Trustee	Since 2014	The Robert J. and Mary Ellen Darretta Endowed Chair in Finance, Villanova University (1999 – present); Associate Editor of The Financial Review (2009 - present); Advances in Quantitative Analysis of Finance and Accounting (2010 - present); Founder, Michael S. Pagano, LLC (business consulting firm) (2008 – present); Member of FINRA’s Market Regulation Committee (2009 – present)	16	None

Additional information about the Affiliated Trustee and Independent Trustees is available in the Statement of Additional Information (SAI).

FREEDOM DAY DIVIDEND ETF

BOARD REVIEW AND APPROVAL OF ADVISORY CONTRACT (UNAUDITED)

The Board (the members of which are referred to as “Trustees”) of the Alpha Architect ETF Trust (the “Trust”) met virtually on April 30, 2021 to consider the approval of investment advisory agreement (Advisory Agreement) between the Trust, on behalf of the Freedom Day Dividend ETF (the “Fund”), and Empowered Funds, LLC (the “Adviser”), and the approval of an investment sub-advisory agreement (Sub-Advisory Agreement) among the Trust, on behalf of the Fund, the Adviser and Freedom Day Solutions, LLC (the “Sub-Adviser”). In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by each of the Adviser the Sub-Adviser relevant to the Board’s consideration of whether to approve the Advisory Agreement and the Sub-Advisory Agreement. In connection therewith, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust (virtually), who provided assistance and advice.

In reaching the decision to approve the Advisory Agreement and the Sub-Advisory Agreement, the Board considered and reviewed information provided by each of the Adviser and the Sub-Adviser, including among other things information about their respective personnel, operations, financial condition, and compliance and risk management programs. The Board also reviewed a copy of the proposed Advisory Agreement and proposed Sub-Advisory Agreement.

During their review and consideration, the Board focused on and reviewed the factors they deemed relevant, including:

Nature, Quality and Extent of Services. The Board was presented and considered information concerning the nature, quality and extent of the overall services expected to be provided by each of the Adviser and the Sub-Adviser to the Fund. In this connection, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Fund, and arranging service providers for the Fund. In addition, the Board considered that, going forward, the Adviser would be responsible for providing investment advisory services to the Fund, monitoring compliance with the Fund’s objectives, policies and restrictions, and carrying out directives of the Board. The Board also considered the services expected to be provided by the Adviser in the oversight of the Trust’s administrator, transfer agent and custodian. In addition, the Board evaluated the integrity of the Adviser’s personnel, the experience of the portfolio management team in managing assets and the adequacy of the Adviser’s resources. The Board also considered the Adviser’s ongoing oversight responsibilities of the Sub-Advisor.

The Board considered the responsibilities of the Sub-Adviser. The Board recognized that the Sub-Adviser had invested significant time and effort in developing the investment strategy to be used by the Fund. In addition, the Board considered that, going forward, the Sub-Adviser would be responsible for providing non-discretionary investment advisory services to the Fund, monitoring compliance with the Fund’s objectives, policies and restrictions, and carrying out directives of the Adviser and Board. In addition, the Board evaluated the integrity of the Sub-Adviser’s personnel, the experience of the portfolio management team in managing assets and the adequacy of the Sub-Adviser’s resources.

Performance. The Board noted that, as the Fund had not yet commenced investment operations, it had no investment performance. The Board was advised that the Adviser (together with the Sub-Adviser) had performed extensive research on the strategy of the Fund.

Comparative Fees and Expenses. In considering the proposed advisory fees and sub-advisory fees, the Board reviewed and considered the fees in light of the nature, quality and extent of the services expected to be provided by the Adviser and the Sub-Adviser, respectively. With respect to the advisory fee and expense ratio for the Fund, the Board also considered the fee and expense ratio versus the fees and expenses charged to other ETFs and mutual funds within the emerging markets universe. With respect to the sub-advisory fee, the Board considered that the Adviser was responsible for payment of the sub-advisory fee.

It was reported that the Fund’s proposed total expense ratio and net expense ratios were each in the second lowest quartile versus its ETF peers and in the lowest quartile versus mutual fund peers. The Fund’s management fee was in the second highest quartile versus its ETF peers and in the lowest quartile versus mutual fund peers.

FREEDOM DAY DIVIDEND ETF

BOARD REVIEW AND APPROVAL OF ADVISORY CONTRACT (UNAUDITED)

Costs and Profitability. The Board further considered information regarding the profits that may be realized by the Adviser in connection with providing services to the Fund. The Advisor’s potential level of profitability was discussed, as well as the current levels of compensation paid to the Adviser’s personnel versus the market. A discussion ensued regarding the Advisor’s potential profitability in light of its fixed and variable costs, as well the Advisor’s support agreement with the Fund’s sponsor (the Sub-Adviser). The Board reviewed financial information provided by the Adviser with respect to the Fund, and the anticipated costs associated with the personnel, systems and equipment necessary to manage the Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies as well as other expenses the Adviser would pay in accordance with the Advisory Agreement. The Board also took into consideration that the Adviser would be responsible for paying all expenses incurred by the Fund, including sub-advisory fees, except for the fees paid to the Adviser pursuant to the Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax related services), interest (including borrowing costs), litigation expenses (including class-action related services), and other non-routine or extraordinary expenses. The Board also considered the respective financial obligations of the Adviser and the Fund’s sponsor.

The Board also considered the potential profitability of the Sub-Adviser. The Board reviewed financial information provided by the Sub-Adviser with respect to the Fund, and the anticipated costs associated with the personnel, systems and equipment necessary to manage the Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies. The Board also considered that the Adviser was responsible for the payment of the sub-advisory fee.

Other Benefits. The Board further considered the extent to which the Adviser and Sub-Adviser might derive ancillary benefits from Fund operations. For example, the Adviser may engage in soft dollar transactions in the future, although it did not currently plan to do so. It was noted that the Sub-Adviser, in its role as non-discretionary sub-adviser, could not engage in soft dollar transactions.

Economies of Scale. The Board also considered whether economies of scale would be realized by the Fund as it commences operations and its assets grow, including the extent to which this is reflected in the level of fees to be charged. The Board noted that the advisory fee for the Fund did not include breakpoints but concluded that it was premature – as the Fund had not yet commenced operations, to meaningfully evaluate potential economies of scale.

Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement and the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, approved the Advisory Agreement and the Sub-Advisory Agreement, including the compensation payable under each agreement.

FREEDOM DAY DIVIDEND ETF

INFORMATION ABOUT PORTFOLIO HOLDINGS (UNAUDITED)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Fund’s Form N-PORT is available without charge, upon request, by calling (215) 882-9983. Furthermore, you may obtain the Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at https://freedomdaydividend.com/ daily.

INFORMATION ABOUT PROXY VOTING (UNAUDITED)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling (215) 882-9983, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at https://freedomdaydividend.com/

When available, information regarding how the Fund’s voted proxies relating to portfolio securities during the twelve months ending June 30 is (1) available by calling (215) 882-9983 and (2) the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (UNAUDITED)

Information regarding how often shares of the Fund trades on an exchange at a price above (i.e., at premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at https://freedomdaydividend.com/

PRIVACY POLICY (UNAUDITED)

Alpha Architect ETF Trust (the “Trust”) is strongly committed to preserving and safeguarding the personal financial information of any customers of the Trust. Confidentiality is extremely important to us.

Regulation S-P requires, among others, each investment company to “adopt written policies and procedures that address administrative, technical, and physical safeguards for the protection of customer records and information.” However, Pursuant to Regulation S-P’s definition of “customer,” the Trust currently does not have, nor does it anticipate having in the future, any customers. In addition, the Trust does not collect any non-public personal information from any consumers.

Nonetheless, the Trust has instituted certain technical, administrative and physical safeguards through which the Trust would seek to protect personal financial information about any customers from unauthorized use and access. First, technical procedures are used in order to limit the accessibility and exposure of Trust-maintained information contained in electronic form. If customer information were obtained by the Trust, such technical procedures would cover such information.

Second, administrative procedures that are in place, would be used to control the number and type of employees, affiliated and nonaffiliated persons, to whom customer information (if the Trust were to obtain any) would be accessible.

Third, physical safeguards have been established, which if customer information were obtained by the Trust, to prevent access to such information contained in hard-copy form.

As these procedures illustrate, the Trust realizes the importance of information confidentiality and security and emphasizes practices which are aimed at achieving those goals.

Adviser

Empowered Funds, LLC

213 Foxcroft Road

Broomall, PA 19008

Distributor

Quasar Distributors, LLC

111 East Kilbourn Ave, Suite 2200

Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association

Custody Operations

1555 North River Center Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bank Global Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Spicer Jeffries LLP

4601 DTC Boulevard, Suite 700

Denver, CO 80237

Legal Counsel

Pellegrino, LLC

303 West Lancaster Avenue, Suite 302

Wayne, PA 19087

Freedom Day Dividend ETF

Symbol – MBOX

CUSIP – 02072L847

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and calculations of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Freedom Day Dividend ETF

	FYE 9/30/2021	FYE 9/30/2020
Audit Fees	$8,750	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$2,250	N/A
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Spicer Jeffries LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Freedom Day Dividend ETF

	FYE 9/30/2021	FYE 9/30/2020
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant’s hours were spent to audit the registrant’s financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the past year. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Freedom Day Dividend ETF

Non-Audit Related Fees	FYE 9/30/2021	FYE 9/30/2020
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Daniel Dorn, Chukwuemeka (Emeka) Oguh, and Michael Pagano.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Alpha Architect ETF Trust

By (Signature and Title)	/s/ Wesley Gray
Wesley Gray, President, Principal Executive Officer

Date:	November 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley Gray
Wesley Gray, President, Principal Executive Officer

Date:	November 23, 2021

By (Signature and Title)	/s/ John R. Vogel
John R. Vogel, Principal Financial Officer and Treasurer

Date:	November 23, 2021